Consolidated Balance Sheets - USD ($)	Dec. 31, 2020	Dec. 31, 2019
CASH AND CASH EQUIVALENTS
Cash and due from banks	$ 10,446,000	$ 9,167,000
Interest-bearing deposits in other banks	46,588,000	17,245,000
Total cash and cash equivalents	57,034,000	26,412,000
SECURITIES, available-for-sale	194,580,000	183,611,000
FEDERAL HOME LOAN BANK STOCK, at cost	5,598,000	5,302,000
LOANS HELD FOR SALE	18,427,000	15,301,000
LOANS AND LEASES	634,103,000	576,424,000
Less allowance for loan and lease losses	9,994,000	4,131,000
Net loans and leases	624,109,000	572,293,000
PREMISES AND EQUIPMENT, net	19,341,000	18,789,000
GOODWILL	28,616,000	28,616,000
CORE DEPOSIT INTANGIBLE ASSETS, net	643,000	794,000
CASH SURRENDER VALUE OF LIFE INSURANCE	18,981,000	18,613,000
OTHER ASSETS, including accrued interest receivable	11,203,000	10,283,000
TOTAL ASSETS	978,532,000	880,014,000
Deposits:
Non-interest bearing	185,915,000	116,360,000
Interest-bearing	652,463,000	590,774,000
Total deposits	838,378,000	707,134,000
Other borrowings	7,750,000	58,750,000
Junior subordinated deferrable interest debentures	12,942,000	12,908,000
Other liabilities	7,863,000	6,441,000
Total liabilities	866,933,000	785,233,000
SHAREHOLDERS’ EQUITY
Common stock, stated value $1.00, authorized 10,000,000 shares; issued 3,760,557 shares	3,761,000	3,761,000
Surplus	15,438,000	15,251,000
Retained earnings	92,716,000	80,629,000
Accumulated other comprehensive income	7,355,000	2,872,000
Treasury stock, at cost, 488,573 shares at December 31, 2020 and 492,462 shares at December 31, 2019	(7,671,000)	(7,732,000)
Total shareholders’ equity	111,599,000	94,781,000
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 978,532,000	$ 880,014,000